                                DISCOVERY SELECT
                                  ------------
                            GROUP RETIREMENT ANNUITY


                       SEMI-ANNUAL REPORT TO PARTICIPANTS
                                 JUNE 30, 2002

                         PROSPECTUS SUPPLEMENT INCLUDED

                                   [GRAPHIC]

              Prudential [] AIM Advisors [] Credit Suisse [] Janus
                   [] MFS [] OpCap Advisors [] T. Rowe Price



The Discovery Select Group Retirement Annuity is a group annuity insurance product issued by The Prudential Insurance Company of America, Newark, NJ, and is sold by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential company. This product is subject to mortality and risk expenses, and administrative charges.

                                                  [LOGO]PRUDENTIAL FINANCIAL

Prudential Financial is a service mark of Prudential, Newark, NJ and its affiliates.

                        The Prudential Series Fund, Inc.

                      Supplement dated August 29, 2002 to
                         Prospectus, dated May 1, 2002

--------------------------------------------------------------------------------

                               Jennison Portfolio

        The following supplements the section of the Prospectus entitled "How the Portfolios Invest--Investment Objectives and Policies:"

              The Portfolio may invest in equity swap agreements.


PSFSUP3

--------------------------------------------------------------------------------
                              PERFORMANCE RESULTS
--------------------------------------------------------------------------------

DISCOVERY SELECT/SM/ GROUP RETIREMENT ANNUITY
FOR PERIODS ENDING JUNE 30, 2002

The following returns reflect the deduction of all fees and charges, except for the annual account charge and possible withdrawal charges.

                                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                              ----------------------------------------------------------------
                                                                                                             Ten
                                                                                                            Year
                                                                     Year to     One     Three    Five    or Since
                                                                      Date       Year    Year     Year    Inception
STABLE VALUE
------------
Prudential Guaranteed Interest Account/1/                     The net effective annual compounded rate of Interest on third quarter deposits guaranteed until December 31, 2003 is 4.10%.
                                                                                                             Ten
                                                                                                            Year
                                                                    Year to      One      Three    Five    or Since
                                                                     Date        Year     Year     Year    Inception
MONEY MARKET
------------
Prudential Money Market Portfolio/2/                                 0.31%       1.35%     3.54%   3.60%      3.52%
The 7-day current yield as of 06/30/2002 was 0.69%

BONDS
-----
Prudential Diversified Bond Portfolio                                0.95%       2.05%     5.26%   4.71%      5.74%
Prudential Government Income Portfolio/3/                            3.88%       9.32%     7.25%   6.41%      6.20%
Prudential High Yield Bond Portfolio                                -2.64%      -4.42%    -4.17%  -1.30%      4.28%

BALANCED
--------
Prudential Conservative Balanced Portfolio                          -6.43%      -7.87%    -3.00%   1.92%      5.78%
Prudential Flexible Managed Portfolio                               -7.56%     -11.00%    -5.36%   0.81%      6.59%

LARGE CAP VALUE
---------------
OpCap Advisors OCC Accumulation Trust Managed Portfolio/4/          -8.35%     -13.55%    -2.96%   2.22%     10.68%
Prudential Value Portfolio/5/                                      -11.09%     -14.07%    -2.26%   3.78%     10.39%
T. Rowe Price Equity Income Portfolio                               -4.09%      -5.67%    -0.29%   5.89%     12.03%*

LARGE CAP BLEND
---------------
AIM V.I. Growth & Income Fund                                       -7.83%     -17.70%   -11.42%   1.31%      8.45%*
AIM V.I. Value Fund                                                -21.58%     -27.45%   -13.46%   0.52%      8.65%*
MFS Research Series                                                -15.01%     -23.50%   -10.87%  -0.54%      5.70%*
Prudential Equity Portfolio                                        -12.17%     -17.74%    -8.52%   0.68%      8.81%
Prudential Stock Index Portfolio                                   -13.68%     -18.98%   -10.19%   2.66%     10.13%

LARGE CAP GROWTH
----------------
Janus Aspen Series Growth Portfolio                                -16.01%     -28.86%   -13.36%   1.61%      7.81%*
Prudential Jennison Portfolio                                      -19.18%     -24.49%   -13.07%   2.55%      8.95%*
MFS Emerging Growth Series/6/                                      -24.12%     -34.64%   -14.72%   0.11%      6.04%*

SMALL/7//MID CAP VALUE
----------------------
OpCap Advisors 0CC Accumulation Trust Small Cap Portfolio/4/        -1.29%      -1.57%    12.52%   6.95%     10.79%*

SMALL/7//MID CAP GROWTH
-----------------------
Credit Suisse Trust Post-Venture Capital Portfolio                 -14.51%     -24.43%   -11.26%  -1.99%     -1.51%

WORLD/INTERNATIONAL EOUITY
--------------------------
Janus Aspen Series International Growth Portfolio                  -12.46%     -20.93%    -3.01%   2.66%      9.56%*
Prudential Global Portfolio                                        -14.15%     -22.99%     4.46%  -0.70%      6.55%
T. Rowe Price International Stock Portfolio                         -4.48%     -11.93%     4.55%  -3.69%      1.84%


D1
RS803                                                [LOGO] Prudential Financial
CAT 62M094N
DS.BR.004.1098
INST-20010316-A006222

--------------------------------------------------------------------------------
                              PERFORMANCE RESULTS
--------------------------------------------------------------------------------
DISCOVERY SELECT/SM/ GROUP RETIREMENT ANNUITY
FOR PERIODS ENDING JUNE 30, 2002

The following returns are legally required for comparison purposes and are after the deduction of all fees and charges, including the maximum possible withdrawal charges.* For an explanation of these charges, consult the "Charges, Fees and Deductions" section of your prospectus.

                                             AVERAGE ANNUAL TOTAL RETURN
                                    --------------------------------------------
                                                                          Ten
                                                                         Year
                                                                          or
                                    Year to    One      Three    Five    Since
                                     Date      Year      Year    Year  Inception
STABLE VALUE
------------
Prudential Guaranteed               The net effective annual compounded rate of
Interest Account/1/                 interest on third quarter deposits
                                    guaranteed until December 31, 2003 is 4.10%.
                                                                         Ten
                                                                         Year
                                                                          or
                                    Year to    One      Three    Five    Since
                                     Date      Year      Year    Year  Inception
MONEY MARKET
------------
Prudential Money Market
  Portfolio/2/                       -4.98%    -3.94%    2.33%    3.18%    3.30%
The 7-day current yield as of
  06/30/2002 was 0.69%

BONDS
-----
Prudential Diversified Bond
  Portfolio                          -4.50%    -3.40%    3.93%    4.16%    5.46%
Prudential Government Income
  Portfolio/3/                       -1.15%     4.29%    6.34%    6.22%    6.18%
Prudential High Yield Bond
  Portfolio                          -7.81%    -9.60%   -5.47%   -1.70%    4.16%

BALANCED
--------
Prudential Conservative Balanced
  Portfolio                         -11.69%   -13.13%   -4.36%    1.48%    5.62%
Prudential Flexible Managed
  Portfolio                         -12.74%   -16.19%   -6.70%    0.43%    6.49%

LARGE CAP VALUE
---------------
OpCap Advisors OCC Accumulation
  Trust Managed Portfolio/4/        -13.45%   -18.64%   -4.13%    1.95%   10.64%
Prudential Value Portfolio/5/       -16.38%   -19.37%   -3.63%    3.35%   10.26%
T. Rowe Price Equity Income
  Portfolio                          -9.14%   -10.72%   -1.36%    5.70%   12.01%*

LARGE CAP BLEND
---------------
AIM V.I. Growth & Income Fund       -12.93%   -22.80%  -12.86%    1.02%    8.38%*
AIM V.I. Value Fund                 -26.63%   -32.50%  -14.88%    0.28%    8.62%*
MFS Research Series                 -20.02%   -28.51%  -12.16%   -0.76%    5.69%*
Prudential Equity Portfolio         -17.33%   -22.90%   -9.92%    0.33%    8.73%
Prudential Stock Index Portfolio    -19.24%   -24.54%  -12.16%    1.97%    9.89%

LARGE CAP GROWTH
----------------
Janus Aspen Series Growth Portfolio -21.08%   -33.94%  -14.81%    1.35%    7.76%*
Prudential Jennison Portfolio       -24.52%   -29.83%  -14.87%    2.07%    8.73%*
MFS Emerging Growth Series/6/       -29.17%   -39.69%  -16.18%   -0.14%    6.01%*

SMALL/7//MID CAP VALUE
---------------------
OpCap Advisors OCC Accumulation
  Trust Small Cap Portfolio/4/       -6.29%    -6.57%   11.73%    6.79%   10.79%

SMALL/7//MID CAP GROWTH
----------------------
Credit Suisse Trust Post-Venture
  Capital Portfolio                 -19.51%   -29.43%  -12.55%   -2.21%   -1.51%*

WORLD/INTERNATIONAL EOUITY/5/
-----------------------------
Janus Aspen Series International
  Growth Portfolio                  -17.46%   -25.94%   -4.08%    2.47%    9.56%*
Prudential Global Portfolio         -19.16%   -28.01%   -9.68%   -0.92%    6.54%*
T. Rowe Price International Stock
  Portfolio                          -9.48%   -16.93%   -9.76%   -3.93%    1.84%*

*The Maximum Withdrawal Charges per contract year:

   Contract Year:       1     2     3     4     5     Thereafter
                      ------------------------------------------
   Withdrawal Charge:   5%    4%    3%    2%    1%        0%

                                    FOOTNOTES

1. The Prudential Guaranteed Interest Account (GIA) is a group annuity insurance product issued by The Prudential Insurance Company of America, Newark, NJ, a Prudential Financial company. Deposits made to the GIA are deposited in Prudential's general account. Prudential's payment obligations under the GIA represent an insurance claim supported by all general account assets. The GIA does not operate like a mutual fund or variable annuity product. Expenses related to the GIA are calculated by Prudential and incorporated in the GIA crediting rate. Past interest rates are not indicative of future interest rates.

2. For current yields on the Money Market Portfolio, please call 1-800-458-6333. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Portfolio will be able to maintain a stable unit value. It is possible to lose money by investing in the Portfolio. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

3. Units of this Portfolio are nether issued nor guaranteed by the U.S. government.

4. Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds, the Old Trust and the present OCC AccumulatIon Trust (the "Trust"), at which time the Trust commenced operations. The total net assets for the Managed and Small Cap Portfolios Immediately after the transaction were $682,601,380 and $139,812,573, respectively with respect to the Old Trust and for the Managed and Small Cap Portfolios, $51,345,103 and $8,129,274, respectively, with respect to the Trust. For the period prior to September 16. 1994, the performance figures above for the Managed and Small Cap Portfolios reflect the performance of the corresponding portfolios of the Old Trust.

5. Effective 2/1/2001, this Portfolio's name changed from the Prudential Equity Income Portfolio to the Prudential Value Portfolio.

6. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

7. Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. As a result, the value of stocks issued by smaller companies may go up and down more than stocks of larger issuers.

8. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. This may result in greater share price volatility.

[] Performance results are from the following dates the portfolios were first made available to the public through life insurance and annuity contracts. Discovery Select/SM/ Group Retirement Annuity was first offered in June 1997.

     AIM V.I. Growth end Income Fund                      May 2, 1994
     AIM V.I. Value Fund                                  May 5, 1993
     Credit Suisse Trust Post Venture Capital Portfolio   September 30, 1996
     Janus Aspen Series Growth Portfolio                  September 13, 1993
     Janus Aspen Series International Growth Portfolio    May 2, 1994
     MFS Emerging Growth Series                           July 24, 1995
     MFS Research Series                                  July 24, 1995
     Prudential Jennison Portfolio                        May 1,1995
     T. Rowe Price Equity Income Portfolio                March 31, 1994
     T. Rowe Price International Stock Portfolio          March 31, 1994

Returns reflect hypothetical investment experience as though Discovery Select/SM/ Group Retirement Annuity had been in existence since the inception date of the underlying portfolio. Discovery Select/SM/ Group Retirement Annuity was first offered in June 1997.

Investment return and principal value of the Portfolios will fluctuate resulting in a value which may at anytime, including the time of withdrawal of the cash value, be more or less than the total principal investment made. The performance information represents past performance and is no guarantee of future results. The rates of return reflect the reinvestment of all dividends end capital gains, and the deduction of investment management fees, expenses and product-related insurance charges.

At times, certain funds' performance may be extraordinarily high due to investing in sectors that achieved unprecedented returns. There can be no assurance that this performance can be repeated in the future.

Investment in a Portfolio involves various risks which are more fully described in the Discovery Select/SM/ Group Retirement Annuity prospectus. For more complete informatIon about the Discovery Select/SM/ Group Retirement Annuity, including management fees and expenses, please call Prudential to obtain a free prospectus. Please read it carefully before you invest.

The Discovery Select Group Retirement Annuity, and the Guaranteed Interest Account group annuity insurance products issued by The Prudential Investment Management Services LLC (PIMS), Three Gateway Center, Newark, NJ 07102-4077. PIMS is a Prudential Financial company. Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark NJ and its affiliates.

Ed 06130/2002

                                                     [LOGO] Prudential Financial
D1
INST-20010316-A006222

--------------------------------------------------------------------------------
                              PERFORMANCE RESULTS
--------------------------------------------------------------------------------

DISCOVERY SELECT/SM/ GROUP RETIREMENT ANNUITY - BISYS
FOR PERIODS ENDING JUNE 30, 2002

The following returns reflect the deduction of all fees and charges, except for the annual account charge and possible withdrawal charges.


                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------------------------
                                                                                                                Ten
                                                                                                                Year
                                                                                                                 or
                                                                 Year to       One         Three      Five      Since
                                                                   Date        Year        Year       Year    Inception

MONEY MARKET
------------
Prudential Money Market Portfolio/1/                              0.21%        1.15%       3.34%      3.40%     3.31%
The 7-day current yield as of 06/30/2002 was 0.52%

BONDS
-----
Prudential Diversified Bond Portfolio                             0.85%        1.85%       5.05%      4.50%     5.53%
Prudential Government Income Portfolio/2/                         3.78%        9.11%       7.04%      6.19%     5.99%
Prudential High Yield Bond Portfolio                             -2.73%       -4.61%      -4.36%     -1.50%     4.08%

BALANCED
--------
Prudential Conservative Balanced Portfolio                       -6.52%       -8.05%      -3.19%      1.71%     5.57%
Prudential Flexible Managed Portfolio                            -7.65%      -11.18%      -5.54%      0.61%     6.49%

LARGE CAP VALUE
---------------
OpCap Advisors OCC Accumulation Trust Managed Portfolio/3/       -8.44%      -13.72%      -3.15%      2.01%    10.46%
Prudential Value Portfolio/4/                                   -11.17%      -14.24%      -2.45%      3.57%    10.17%
T. Rowe Price Equity Income Portfolio                            -4.19%       -5.85%      -0.49%      5.68%    11.81%*

LARGE CAP BLEND
---------------
AIM V.I. Growth & Income Fund                                    -7.92%      -17.86%     -11.60%      1.11%     8.23%*
AIM V.I. Value Fund                                             -21.66%      -27.59%     -13.63%      0.32%     8.43%*
MFS Research Series                                             -15.09%      -23.65%     -11.05%     -0.74%     5.49%*
Prudential Equity Portfolio                                     -12.26%      -17.90%      -8.70%      0.48%     8.59%
Prudential Stock Index Portfolio                                -13.76%      -19.14%     -10.36%      2.45%     9.91%

LARGE CAP GROWTH
----------------
Janus Aspen Series Growth Portfolio                             -16.09%      -29.00%     -13.53%      1.41%     7.59%*
Prudential Jennison Portfolio                                   -19.26%      -24.64%     -13.24%      2.35%     8.73%*
MFS Emerging Growth Series/5/                                   -24.19%      -34.77%     -14.88%     -0.09%     5.83%*

SMALL/6//MID CAP VALUE
----------------------
OpCap Advisors OCC Accumulation Trust Small Cap Portfolio/3/     -1.39%       -1.76%      12.30%      6.74%    10.57%

SMALL/6//MID CAP GROWTH
-----------------------
Credit Suisse Trust Post-Venture Capital Portfolio              -14.60%      -24.58%     -11.44%     -2.19%    -1.70%*

WORLD/INTERNATIONAL EQUITY/7/
-----------------------------
Janus Aspen Series International Growth Portfolio               -12.54%      -21.09%      -3.20%      2.46%     9.34%*
Prudential Global Portfolio                                     -14.23%      -23.14%      -8.64%     -0.89%     6.34%
T. Rowe Price International Stock Portfolio                      -4.57%      -12.10%      -8.73%      3.89%     l.64%*


                                                     [LOGO] Prudential Financial

--------------------------------------------------------------------------------
                              PERFORMANCE RESULTS
--------------------------------------------------------------------------------

DISCOVERY SELECT/SM/ GROUP RETIREMENT ANNUITY-BISYS
FOR PERIODS ENDING JUNE 30, 2002

The following returns are legally required for comparison purposes and are after the deduction of all fees and charges, including the maximum possible withdrawal charges.* For an explanation of these charges, consult the "Charges, Fees and Deductions" section of your prospectus.

                                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                                        -------------------------------------------------------
                                                                                                                          Ten
                                                                                                                          Year
                                                                                                                           or
                                                                          Year to       One        Three       Five       Since
                                                                           Date         Year        Year       Year     Inception
MONEY MARKET
------------
Prudential Money Market Portfolio/1/                                        -5.07%     -4.14%       2.12%      2.97%      3.09%
The 7-day current yield as of 06/30/2002 was 0.52%

BONDS
-----
Prudential Diversified Bond Portfolio                                       -4.60%     -3.60%       3.72%      3.95%      5.25%
Prudential Government Income Portfolio/2/                                   -1.25%      4.07%       6.13%      6.01%      5.97%
Prudential High Yield Bond Portfolio                                        -7.91%     -9.78%      -5.66%     -1.90%      3.95%

BALANCED
--------
Prudential Conservative Balanced Portfolio                                 -11.78%    -13.31%      -4.55%      1.28%      5.41%
Prudential FlexIble Managed Portfolio                                      -12.83%    -16.36%      -6.89%      0.23%      6.38%

LARGE CAP VALUE
---------------
OpCap Advisors OCC Accumulation Trust Managed Portfolio/3/                 -13.53%    -18.81%      -4.33%      1.74%     10.42%
Prudential Value Portfolio/4/                                              -16.47%    -19.54%      -3.83%      3.14%     10.04%
T. Rowe Price Equity Income Portfolio                                       -9.24%    -10.90%      -1.56%      5.48%     11.79[]

LARGE CAP BLEND
---------------
AIM V.I. Growth & Income Fund                                              -13.02%    -22.96%     -13.04%      0.82%      8.17[]
AIM V.I. Value Fund                                                        -26.71%    -32.64%     -15.06%      0.08%      8.41[]
MFS Research Series                                                        -20.10%    -28.66%     -12.34%     -0.96%      5.48[]
Prudential Equity Portfolio                                                -17.41%    -23.06%     -10.11%      0.13%      8.52[]
Prudential Stock Index Portfolio                                           -19.32%    -24.70%     -12.35%      1.76%      9.67[]

LARGE CAP GROWTH
----------------
Janus Aspen Series Growth Portfolio                                        -21.16%    -34.08%     -14.99%      1.14%      7.55[]
Prudential Jennison Portfolio                                              -24.60%    -29.98%     -15.05%      1.86%      8.51[]
MFS Emerging Growth Series/5/                                              -29.24%    -39.82%     -16.35%     -0.34%      5.80[]

SMALL/6//MID CAP VALUE
----------------------
OpCap Advisors OCC Accumulation Trust Small Cap Portfolio/3/                -6.39%     -6.77%      11.50%      6.58%     10.57[]

SMALL/6//MID CAP GROWTH
-----------------------
Credit Suisse Trust Post-Venture Capital Portfolio                         -19.60%    -29.58%     -12.73%     -2.41%     -1.70[]

WORLD/INTERNATIONAL EOUITY/7/
--------------------------
Janus Aspen Series International Growth Portfolio                          -17.55%    -26.09%      -4.28%      2.27%      9.34[]
Prudential Global Portfolio                                                -19.24%    -28.16%      -9.87%     -1.12%      6.33[]
T. Rowe Price International Stock Portfolio                                 -9.57%    -17.10%      -9.94%     -4.12%      1.64[]

*The Maximum Withdrawal Charges per contract year:

 Contract Year:               1      2       3        4       5      Thereafter
                         -------------------------------------------------------
 Withdrawal Charge:           5%     4%      3%       2%      1%         0%

                                    FOOTNOTES

1. For current yields on the Money Market Portfolio, please call 1-800-458-6333. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Portfolio will be able to maintain a stable unit value. It is possible to lose money by investing in the Portfolio. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

2. Units of this Portfolio are neither Issued nor guaranteed by the U.S. government.

3. Based on results of the OCC AccumulatIon Trust and its predecessor. On September 16, 1994. an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust"), at which time the Trust commenced operations. The total net assets for the Managed and Small Cap Portfolios immediately after the transaction were $682,601,380 and $139,812,573, respectively with respect to the Old Trust and for the Managed and Small Cap Portfolios, $51,345,103 and $8,129,274, respectively, with respect to the Trust. For the period prior to September 16, 1994, the performance figures above for the Managed and Small Cap Portfolios reflect the performance of the corresponding portfolios of the Old Trust.

4. Effective 2/11/2001, this Portfolio's name changed from the Prudential Equity Income Portfolio to the Prudential Value Portfolio.

5. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

6. Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. As a result, the value of stocks issued by smeller companies may go up and down more than stocks of larger issuers.

7. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. This may result in greater share price volatility.

[] Performance results are from the following dates the portfolios were first made available to the public through life insurance and annuity contracts. Discovery Select/SM/ Group Retirement Annuity was first offered in June 1997.

     AIM V.I. Growth and Income Fund                          May 2, 1994
     AIM V.I. Value Fund                                      May 5, 1993
     Credit Suisse Trust Post Venture Capital Portfolio       September 30, 1996
     Janus Aspen Series Growth PortfoLio                      September 13, 1993
     Janus Aspen Series International Growth Portfolio        May 2, 1994
     MFS Emerging Growth Series                               July 24, 1995
     MFS Research Series                                      July 24, 1995
     Prudential Jennison Portfolio                            May 1,1995
     T. Rowe Price Equity Income Portfolio                    March 31, 1994
     T. Rowe Price International Stock Portfolio              March 31, 1994

Returns reflect hypothetical investment experience as though Discovery Select/SM/ Group Retirement Annuity had been in existence since the inception date of the underlying portfolio. Discovery Select/SM/ Group Retirement Annuity was first offered in June 1997.

Investment return and principal value of the Portfolios will fluctuate resulting in a value which may at anytime, including the time of withdrawal of the cash value, be more or less than the total principal investment made. The performance information represents past performance and is no guarantee of future results. The rates of return reflect the reinvestment of all dividends and capital gains, and the deduction of investment management fees, expenses and product-related insurance charges.

At times, certain funds' performance may be extraordinarily high due to investing in sectors that achieved unprecedented returns. There can be no assurance that this performance can be repeated in the future.

Investment in a Portfolio involves various risks which are more fully described in the Discovery Select/SM/ Group Retirement Annuity prospectus. For more complete information about the Discovery Select/SM/ Group Retirement Annuity, including management fees and expenses, please call Prudential to obtain a free prospectus. Please read it carefully before you invest.

The Discovery Select Group Retirement Annuity is a group annuity insurance products issued by The Prudential Investment Management Services LLC (PIMS), Three Gateway Center, Newark, NJ 07102-4077. PIMS is a Prudential company. Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

Ed 06/30/2002

D4
INST-20000818-A004557                                [LOGO] Prudential Financial

Discovery Select Group Retirement Annuity     Semiannual Report    June 30, 2002

Table of Contents


Letter to Contract Owners


THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS
   Conservative Balanced Portfolio
   Diversified Bond Portfolio
   Equity Portfolio
   Flexible Managed Portfolio
   Global Portfolio
   Government Income Portfolio
   High Yield Bond Portfolio
   Jennison Portfolio
   Money Market Portfolio
   Stock Index Portfolio
   Value Portfolio

THE PRUDENTIAL SERIES FUND, INC.
A1 Financial Statements
B1 Schedule of Investments
C1 Notes to Financial Statements
D1 Financial Highlights
E1 Board of Directors

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
   AIM V.I. Premier Equity Fund

CREDIT SUISSE TRUST
   Global Post-Venture Capital Portfolio

JANUS ASPEN SERIES
   Janus Aspen Growth Portfolio
   Janus Aspen International Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST/SM/
   MFS(R) Emerging Growth Series
   MFS(R) Research Series

OPCAP ADVISORS
   OCC Accumulation Trust-Managed Portfolio
   OCC Accumulation Trust Small Cap Portfolio

T. ROWE PRICE INVESTMENT SERVICES, INC.
   T. Rowe Price Equity Income Portfolio
   T. Rowe Price International Stock Portfolio

                    This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The accompanying financial statements were not audited and, accordingly, no opinion is expressed on them. It is for the information of persons participating in the Discovery Select/SM/ Group Retirement Annuity Contracts. This report describes the Discovery Select/SM/ Group Variable Annuity Contracts(R), group variable annuity contracts offered by The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company, in connection with retirement arrangements that qualify for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 and with non-qualified annuity arrangements.

The Prudential Series Fund, Inc.          Semiannual Report     June 30, 2002
--------------------------------------------------------------------------------

Letter to Contract Owners


.. DEAR CONTRACT OWNER,

This semiannual report reviews the investment strategies and performance of the portfolios available in your Prudential Financial variable life insurance or variable annuity contract.

.. A TOUGH ENVIRONMENT FOR INVESTORS

The first six months of 2002 were the most difficult market conditions for investors in a generation. The U.S. stock markets remained unsettled as the threat of terrorism, uncertainty about profit forecasts, and a string of accounting and corporate governance issues took their toll, and the period ended on a declining note.

.. CONFIDENCE IN OUR FINANCIAL MARKETS

It is in the interest of all business leaders, particularly those in investment-related firms, to help restore and maintain confidence in our financial markets. Despite the damage done by the poor judgment of some corporate officers, there remain many good, well-managed companies producing quality products and services in an atmosphere of honest competition. We continue to believe that investing in these companies through your contract is not only an investment in the strength of our economy, but also offers the best potential for reaching your financial goals.

.. STAY FOCUSED ON YOUR LONG-TERM GOALS

We recommend that individual investors stay focused on their goals, time horizons, and tolerance for price fluctuations, and try not to be distracted by these passing events. Regardless of their place in history, they are not necessarily relevant to the decisions you make to secure your financial future.

If you are uncertain about your long-term investment strategy, we recommend that you seek the guidance of your financial professional. This is an ideal time to review and confirm your strategy, or make adjustments if necessary. Thank you for your continued confidence in the Prudential Series Fund, Inc.

Sincerely,


David R. Odenath, Jr.
Chairman,
The Prudential Series Fund, Inc.                                 July 31, 2002

[PHOTO]

CHAIRMAN
DAVID R. ODENATH, JR.

We recommend that individual investors stay focused on their goals, time horizons, and tolerance for price fluctuations, and try not to be distracted by these passing events. Regardless of their place in history, they are not necessarily relevant to the decisions you make to secure your financial future.

               =================================================================
               Whether providing insurance protection for home, family and business or arranging to cover future education and retirement expenses, Prudential people have always been able to deliver something more: personal service, quality, attention to detail, and the financial strength of The Rock(R). Since 1875, Prudential has been helping individuals and families meet their financial needs.



               =================================================================
               In the past, Contract Owners who held several variable contracts at the same address received multiple copies of annual and semi-annual reports. In an effort to lesson waste and reduce your fund's expenses of postage and printing, we will attempt to mail only one copy of this report for the contracts listed on the cover, based on our current records for Contract Owners with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the back cover of this report should be used to request additional copies. Proxy material and tax information will continue to be sent to each account of record.

                                                                    ------------
The Prudential Insurance Company of America                          PRESORTED
30 Scranton Office Park                                               STANDARD
Scranton, PA 18507-1789                                             U.S. POSTAGE
(800) 458-6333                                                          PAID
                                                                     PRUDENTIAL
                                                                    ------------





                                 [LOGO] Recycle
                              Printed in the U.S.A                     DS.RS.005
                               on recycled paper.                    Ed. 08/2002